Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK MUNICIPAL BOND FUND, INC.
Prospectus Date	rr_ProspectusDate	Oct. 28, 2016
Supplement [Text Block]	bmbfi1_SupplementTextBlock
BLACKROCK MUNICIPAL BOND FUND, INC.

BlackRock Short-Term Municipal Fund

Investor and Institutional Shares

(the “Fund”)

Supplement dated June 9, 2017 to the

Prospectus dated October 28, 2016, as amended and supplemented to date

Effective as of June 12, 2017, BlackRock Advisors, LLC (“BlackRock”) has agreed to reduce the Fund’s contractual management fee rate. Accordingly, the Fund’s Prospectus is amended as follows:

The section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Short-Term Municipal Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 36 and the “Intermediary-Defined Sales Charge Waiver Policies” section of the Fund’s prospectus and in the “Purchase of Shares” section on page II-72 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.00%	None		None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00	% [2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares		Institutional Shares
Management Fee[3,4]	0.29%	0.29%		0.29%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%		None
Other Expenses	0.13%	0.15%		0.19%
Total Annual Fund Operating Expenses[5]	0.67%	1.44%		0.48%
Fee Waivers and/or Expense Reimbursements[4,6]	(0.06)%	(0.08)%		(0.12)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,6]	0.61%	1.36%		0.36%

[1]	A contingent deferred sales charge (“CDSC”) of 0.50% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase of an investment of $250,000 or more.

[2]	There is no CDSC on Investor C Shares after one year.

[3]	The Management Fee has been restated to reflect current fees.

[4]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 51, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates through October 31, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Municipal Bond Fund, Inc. (the “Corporation”) or by a vote of a majority of the outstanding securities of the Fund.

[5]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include the restatement of Management Fees to reflect current expense.

[6]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 51, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.61% for Investor A Shares, 1.36% for Investor C Shares and 0.36% for Institutional Shares of average daily net assets through October 31, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Corporation or by a vote of a majority of the outstanding securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$360	$502	$656	$1,104
Investor C Shares	$238	$448	$779	$1,717
Institutional Shares	$37	$142	$257	$592

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$138	$448	$779	$1,717

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

BlackRock Short-Term Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bmbfi1_SupplementTextBlock
BLACKROCK MUNICIPAL BOND FUND, INC.

BlackRock Short-Term Municipal Fund

Investor and Institutional Shares

(the “Fund”)

Supplement dated June 9, 2017 to the

Prospectus dated October 28, 2016, as amended and supplemented to date

Effective as of June 12, 2017, BlackRock Advisors, LLC (“BlackRock”) has agreed to reduce the Fund’s contractual management fee rate. Accordingly, the Fund’s Prospectus is amended as follows:

The section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Short-Term Municipal Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 36 and the “Intermediary-Defined Sales Charge Waiver Policies” section of the Fund’s prospectus and in the “Purchase of Shares” section on page II-72 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.00%	None		None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00	% [2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares		Institutional Shares
Management Fee[3,4]	0.29%	0.29%		0.29%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%		None
Other Expenses	0.13%	0.15%		0.19%
Total Annual Fund Operating Expenses[5]	0.67%	1.44%		0.48%
Fee Waivers and/or Expense Reimbursements[4,6]	(0.06)%	(0.08)%		(0.12)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,6]	0.61%	1.36%		0.36%

[1]	A contingent deferred sales charge (“CDSC”) of 0.50% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase of an investment of $250,000 or more.

[2]	There is no CDSC on Investor C Shares after one year.

[3]	The Management Fee has been restated to reflect current fees.

[4]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 51, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates through October 31, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Municipal Bond Fund, Inc. (the “Corporation”) or by a vote of a majority of the outstanding securities of the Fund.

[5]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include the restatement of Management Fees to reflect current expense.

[6]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 51, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.61% for Investor A Shares, 1.36% for Investor C Shares and 0.36% for Institutional Shares of average daily net assets through October 31, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Corporation or by a vote of a majority of the outstanding securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$360	$502	$656	$1,104
Investor C Shares	$238	$448	$779	$1,717
Institutional Shares	$37	$142	$257	$592

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$138	$448	$779	$1,717

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 36 and the “Intermediary-Defined Sales Charge Waiver Policies” section of the Fund’s prospectus and in the “Purchase of Shares” section on page II-72 of Part II of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 0.50% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase of an investment of $250,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Management Fee has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
BlackRock Short-Term Municipal Fund | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.29%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%	[4]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.61%	[2],[5]
1 Year	rr_ExpenseExampleYear01	$ 360
3 Years	rr_ExpenseExampleYear03	502
5 Years	rr_ExpenseExampleYear05	656
10 Years	rr_ExpenseExampleYear10	$ 1,104
BlackRock Short-Term Municipal Fund | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Management Fee	rr_ManagementFeesOverAssets	0.29%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[4]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.36%	[2],[5]
1 Year	rr_ExpenseExampleYear01	$ 238
3 Years	rr_ExpenseExampleYear03	448
5 Years	rr_ExpenseExampleYear05	779
10 Years	rr_ExpenseExampleYear10	1,717
1 Year	rr_ExpenseExampleNoRedemptionYear01	138
3 Years	rr_ExpenseExampleNoRedemptionYear03	448
5 Years	rr_ExpenseExampleNoRedemptionYear05	779
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,717
BlackRock Short-Term Municipal Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.29%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%	[4]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.36%	[2],[5]
1 Year	rr_ExpenseExampleYear01	$ 37
3 Years	rr_ExpenseExampleYear03	142
5 Years	rr_ExpenseExampleYear05	257
10 Years	rr_ExpenseExampleYear10	$ 592

[1]	A contingent deferred sales charge (“CDSC”) of 0.50% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase of an investment of $250,000 or more.
[2]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 51, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates through October 31, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Municipal Bond Fund, Inc. (the “Corporation”) or by a vote of a majority of the outstanding securities of the Fund.
[3]	The Management Fee has been restated to reflect current fees.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include the restatement of Management Fees to reflect current expense.
[5]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 51, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.61% for Investor A Shares, 1.36% for Investor C Shares and 0.36% for Institutional Shares of average daily net assets through October 31, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Corporation or by a vote of a majority of the outstanding securities of the Fund.
[6]	There is no CDSC on Investor C Shares after one year.